Expense Example, No Redemption - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,873
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738